UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  [811-00515]

The Wall Street Fund, Inc.
(Exact name of registrant as specified in charter)

55 E. 52nd Street, 23rd Floor
New York, NY  10055
 (Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street Fund, Inc.
55 E. 52nd Street, 23rd Floor
New York, NY  10055
 (Name and address of agent for service)

(212) 497-0845
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

The Wall Street Fund, Inc.
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace - 0.4%
United Technologies Corp.	1,500	105,540

Beverages - 2.5%
Hansen Natural Corp. (a)	7,000	611,030

Biotechnology - 4.4%
Alexion Pharmaceuticals, Inc. (a)	8,000	512,480
Gilead Sciences, Inc. (a)	15,000	582,000
		1,094,480
Building & Construction - 1.6%
D.R. Horton, Inc.	43,000	388,720

Chemicals - 3.8%
Air Products & Chemicals, Inc.	6,000	458,220
Celanese Corp.	7,500	243,975
Dow Chemical Co.	10,000	224,600
		926,795
Diversified - 1.5%
3M Co.	5,000	358,950

Drugs - 3.8%
Bristol Myers Squibb Co.	12,000	376,560
Novartis AG (b) - ADR	10,000	557,700
		934,260
Electrical Equipment - 2.1%
General Electric Co.	22,000	335,280
Roper Industries, Inc.	2,500	172,275
		507,555
Energy - 5.7%
Brigham Exploration Co. (a)	13,000	328,380
Chevron Corp.	5,400	499,608
Devon Energy Corp.	7,000	388,080
Marathon Oil Corp.	9,000	194,220
		1,410,288
Energy Equipment & Services - 2.1%
National Oilwell Varco, Inc.	8,000	409,760
Noble Corp. (b)	4,000	117,400
		527,160
Financial Services - 4.8%
American Express Co.	12,000	538,800
Mastercard, Inc.	2,000	634,320
		1,173,120
Food Services - 2.0%
Yum Brands, Inc.	10,000	493,900

Furnishings - 1.5%
Tempur Pedic International, Inc. (a)	7,000	368,270

Health Care Services - 3.3%
AmerisourceBergen Corp.	8,500	316,795
UnitedHealth Group, Inc.	11,000	507,320
		824,115

Instrumentation - 1.3%
Thermo Fisher Scientific, Inc. (a)	6,500	329,160

Insurance - 1.8%
ACE Ltd. (b)	7,500	454,500

Leisure - 2.9%
Carnival Corp. (b)	8,500	257,550
Las Vegas Sands Corp.(a)	12,000	460,080
		717,630
Machinery - 3.5%
Caterpillar, Inc.	5,000	369,200
Cummins, Inc.	6,000	489,960
		859,160
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc.	5,000	152,250

Office Equipment - 7.9%
Apple, Inc. (a)	2,000	762,360
EMC Corp. (a)	16,000	335,840
International Business Machines Corp.	2,000	350,060
Western Digital Corp. (a)	19,000	488,680
		1,936,940
Real Estate - 0.3%
Plum Creek Timber Co., Inc. - REIT	2,000	69,420

Retail - 5.2%
Costco Wholesale Corp.	2,000	164,240
Macy's, Inc.	21,000	552,720
TJX Companies, Inc.	10,000	554,700
		1,271,660
Semiconductors - 7.1%
Intel Corp.	30,500	650,565
KLA-Tencor Corp.	15,000	574,200
NVE Corp. (a)	8,500	515,610
		1,740,375
Services - 12.9%
Accenture PLC (b)	10,000	526,800
Amazon.com, Inc. (a)	3,000	648,690
American Tower Corp., Class A (a)	12,000	645,600
Ancestry.com Inc. (a)	10,000	235,000
Google, Inc. (a)	600	308,628
Rackspace Hosting, Inc. (a)	14,000	477,960
United Parcel Service, Inc.	5,500	347,325
		3,190,003
Software - 3.3%
Microsoft Corp.	11,000	273,790
Oracle Corp.	19,000	546,060
		819,850
Specialty Retail - 9.4%
Autozone, Inc. (a)	1,600	510,704
Bed Bath & Beyond, Inc. (a)	3,000	171,930
Coach, Inc.	10,000	518,300
Home Depot, Inc.	15,000	493,050
Nike, Inc. - Class B	6,000	513,060
Tiffany & Co.	2,000	121,640
		2,328,684
Transportation - 2.8%
J.B. Hunt Transport Services, Inc.	10,000	361,200

Union Pacific Corp.	4,000	326,680
		687,880
TOTAL COMMON STOCKS (Cost $21,593,519)		$24,281,695

SHORT TERM INVESTMENT - 2.4%
Money Market Fund - 2.4%
First American Prime Obligations Fund, Class Z, 0.033% ( c )	578,588	578,588
TOTAL SHORT TERM INVESTMENTS (Cost $578,588)		$578,588

Total Investments (Cost $22,172,107) - 100.9%		$24,860,283
Liabilities in Excess of Other Assets - (0.9)%		(220,875)
TOTAL NET ASSETS - 100.0%		$24,639,408

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
REIT Real Estate Investment Trust
(a) Non-income producing security
(b) Foreign Domiciled
(c) Variable Rate Security - the rate shown is the annualized seven-day effective yield as of September 30, 2011

On September 30, 2011, the cost of investments for federal income tax purposes was approximately $22,172,107. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was as follows*:

Unrealized appreciation	$4,214,847
Unrealized depreciation	(1,526,671)
Net unrealized depreciation	$2,688,176

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statemnts section in the Fund's most recent semi-annual or annual report.

Generally accepted accounting principles require disclosures regarding the valuation inputs and techniques used to measure fair value and any changes in such valuation inputs and techniques.  The various inputs used in determining the value of each of the

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The valuation levels are not necessarily an indication of the risk associated with investing in these securities. As of September 30, 2011, the Fund's investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks*	$24,281,695	$-	$-	$24,281,695
Short-Term Investments	578,588	-	-	578,588
Total Investments	$24,860,283	$-	$-	$24,860,283

* Please see above for further industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Wall Street Fund, Inc.

By (Signature and Title)  /s/ Robert P. Morse
                                                  Robert P. Morse President

Date November 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Robert P. Morse
                                                    Robert P. Morse, President

Date  November 8, 2011

By (Signature and Title)* /s/ Jian H. Wang
                                                   Jian H. Wang, Treasurer

Date November 8, 2011

* Print the name and title of each signing officer under his or her signature.